NOTE 23. Condensed Statement of Operations (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
General and administrative expenses	$ 49,927	$ 41,951	$ 27,204
Interest expense	7,626	10,621	15,920
Total operating expenses	56,351	56,466	50,784
Income from operations	17,144	32,356	56,683
Loss on change in fair value of earn-out obligation	0	0	17,300
Net income (loss)	11,828	23,549	25,151
AUTOCHINA INTERNATIONAL LIMITED
Equity in profit of subsidiaries	16,125	29,630	48,052
General and administrative expenses	4,620	6,140	5,600
Other income	(323)	(59)	0
Interest expense	0	0	1
Total operating expenses	4,297	6,081	5,601
Income from operations	11,828	23,549	42,451
Loss on change in fair value of earn-out obligation		0	(17,300)
Net income (loss)	$ 11,828	$ 23,549	$ 25,151